INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Credit)
The components of income tax expense/(credit) are as follows:

(in thousands of $)	2017	2016	2015
Current tax expense/(credit):
United Kingdom	469	411	(1,098)
Indonesia	5,584	5,579	3,641
Brazil	1,160	1,350	716
Kuwait	2,144	2,146	2,133
Barbados	468	—	—
Total current tax expense	9,825	9,486	5,392
Deferred tax expense/(income):
Indonesia	5,086	5,304	(869)
Jordan	2,085	2,068	1,146
Total income tax expense	16,996	16,858	5,669

Schedule of Effective Income Tax Rate Reconciliation
The income taxes for the years ended December 31, 2017, 2016 and 2015 differed from the amounts computed by applying the Marshall Islands statutory income tax rate of 0% as follows:

(In thousands of $)	2017	2016	2015
Effect of change on uncertain tax positions relating to prior year	685	133	(1,894)
Effect of recognition of deferred tax asset	—	—	(4,945)
Effect of taxable income in various countries	16,311	16,725	12,508
Total tax expense	16,996	16,858	5,669

Schedule of Earliest Open Tax Periods
The following table summarizes the earliest tax year that remain subject to examination by the major taxable jurisdictions in which we operate:

Jurisdiction	Earliest
UK	2015
Brazil	2012
Indonesia	2016
Kuwait	2017
Jordan	2015
Barbados	2017

Schedule of Deferred Tax Assets and Liabilities

Deferred taxes are classified as follows:

Indonesia

(in thousands of $)	2017	2016
Deferred tax asset	—	5,086

Jordan

(in thousands of $)	2017	2016
Deferred tax asset	250	534
Deferred tax liability	(5,545)	(3,744)
Net deferred tax liability	(5,295)	(3,210)
A reconciliation of deferred tax assets and deferred tax liability, net, are shown below:

Indonesia

(in thousands of $)	2017	2016	2015
Balance at January 1	5,086	10,393	9,524
Adjustment in respect of prior year	(836)	—	—
Recognition of deferred tax assets on previously unrecognized losses	—	—	4,945
Utilization of tax losses	(4,250)	(5,307)	(4,076)
Balance at December 31	—	5,086	10,393

Jordan

(in thousands of $)	2017	2016
Balance at January 1	(3,210)	(1,146)
Adjustment in respect of prior year	—	150
Utilization of tax losses	(284)	(409)
Recognition of deferred liability on fixed asset temporary differences	(1,801)	(1,805)
Balance at December 31	(5,295)	(3,210)

Summary of Operating Loss Carryforwards	Expiration of net operating losses carried forward relating to the Golar Eskimo are as follows:

(in thousands of $)	Amount	Date of expiration
Net operating losses in 2015 (Golar Eskimo)	4,991	2020